Related Party Transactions Related Party Transactions - Other Agreements (Details) (USD $)						9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 18, 2013 Tax Sharing Agreement [Member]	Sep. 30, 2014 Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2013 Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cooperative Endeavor Agreements [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cooperative Endeavor Agreements [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] Contracts for Sale and Purchase of Natural Gas [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] Contracts for Sale and Purchase of Natural Gas [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] Contracts for Sale and Purchase of Natural Gas [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] Contracts for Sale and Purchase of Natural Gas [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] Contracts for Sale and Purchase of Natural Gas [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] LNG Terminal Export Agreement [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] LNG Terminal Export Agreement [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Marketing, LLC [Member] LNG Terminal Export Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Tug Services, LLC [Member] Cheniere Marketing, LLC [Member] Tug Boat Lease Sharing Agreement [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Tug Services, LLC [Member] Cheniere Marketing, LLC [Member] Tug Boat Lease Sharing Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Tug Services, LLC [Member] Cheniere Marketing, LLC [Member] Tug Boat Lease Sharing Agreement [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass Tug Services, LLC [Member] Cheniere Marketing, LLC [Member] Tug Boat Lease Sharing Agreement [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP _ Sabine Pass Tug Services, LLC [Member] Cheniere Marketing, LLC [Member] Tug Boat Lease Sharing Agreement [Member]
Related Party Transaction [Line Items]
Other non-current liabilities—affiliate				$ 19,600,000	$ 17,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	378,283,000	[1]	283,000,000
Tax Initiative Agreement Term						10 years	10 years
Aggregate commitment under the Agreement						25,000,000	25,000,000
Due from Related Parties, Noncurrent								19,600,000	17,200,000	14,700,000
Related Party Transaction, Purchases from Related Party											2,100,000	8,600,000	3,300,000	2,800,000	4,200,000
Revenues—affiliate											$ 500,000	$ 2,500,000	$ 14,700,000	$ 2,800,000	$ 0	$ 0	$ 300,000	$ 300,000	$ 2,100,000	$ 2,100,000	$ 2,800,000	$ 2,800,000	$ 2,700,000

[1]	The federal net operating loss (“NOL”) carryforward expires between 2028 and 2033. The state NOL carryforward expires between 2020 and 2028.